Pay vs Performance Disclosure - USD ($)	1 Months Ended	5 Months Ended		12 Months Ended		13 Months Ended
	Jan. 31, 2024	Nov. 30, 2024	Jun. 30, 2024	Dec. 28, 2025	Dec. 29, 2024	Dec. 28, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)(1)	Summary Compensation Table Total for Former CEO #1 ($)(2)	Summary Compensation Table Total for Former CEO #2 ($)(3)	Summary Compensation Table Total for Former CEO #3 ($)(4)	Compensation Actually Paid to CEO ($)(1)(6)	Compensation Actually Paid to Former CEO #1 ($)(2)	Compensation Actually Paid to Former CEO #2 ($)(3)	Compensation Actually Paid to Former CEO #3 ($)(4)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(5)	Average Compensation Actually Paid to Non-CEO NEOs ($)(5)(7)	Value of Initial Fixed $100 Investment Based On:		GAAP Consolidated Net Income (Loss) Attributable to Common Stock ($)(10)	Adjusted EBITDA ($)(11)
											TSR(8)	Peer Group TSR (8)(9)
2024	2,080,755	2,509,985	5,311,609	2,419,538	1,990,245	2,518,143	683,042	1,319,250	1,459,000	818,916	85.43	139.84	(6,724)	233,508
2025	4,265,042	—	—	—	7,119,991	—	—	—	1,467,362	2,418,979	112.15	241.05	22,395	237,486

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote	Amounts shown in this column relate to Mr. Brown, who became CEO of the Company in December 2024.
(2)Amounts shown in this column relate to Mr. Caudill, who became Interim CEO of the Company in July 2024 and whose service terminated in December 2024 upon the hiring of Mr. Brown as CEO.
(3)Amounts shown in this column relate to Mr. Fehrman, who became CEO of the Company in January 2024 and resigned July 2024.
(4)Amounts shown in this column relate to Mr. Daily, who retired as CEO of the Company in January 2024.
(5)The non-CEO NEOs reflected in this column for 2025 were: Messrs. Izenstark, Connell and Wilcock. The non-CEO NEOs reflected in this column for 2024 were: Messrs. Izenstark, Adams, Connell, Lyons and Wilcock.

Adjustment To PEO Compensation, Footnote

Year	Fair Value Increase of Unvested Awards Granted in Applicable Fiscal Year as of Fiscal Year End ($)	Fair Value Increase of Awards Granted in Applicable Fiscal Year that Vested in Applicable Fiscal Year as of Vesting Date ($)	Change from Prior Year End Fair Value of Unvested Awards Granted in Prior Fiscal Year to Applicable Fiscal Year End Fair Value ($)	Change from Prior Year End Fair Value of Awards Granted in Prior Fiscal Year That Vested in Applicable Fiscal Year to Vesting Date Fair Value ($)	Deduction for Awards Forfeited During Applicable Fiscal Year ($)	Deduction for Stock Awards Column in SCT ($)
2025	4,088,786	—	294,299	156,787	—	(1,684,923)

Non-PEO NEO Average Total Compensation Amount				$ 1,467,362	$ 1,459,000
Non-PEO NEO Average Compensation Actually Paid Amount				$ 2,418,979	818,916
Adjustment to Non-PEO NEO Compensation Footnote	CAP was calculated according to the SEC’s definition of CAP as directed by Item 402(v) of Regulation S-K, and is not the same as compensation received. To calculate average CAP to the non-CEO NEOs, the following amounts were deducted from and added to average SCT total compensation:

Year	Average Fair Value Increase of Unvested Awards Granted in Applicable Fiscal Year as of Fiscal Year End ($)	Average Change from Prior Year End Fair Value of Unvested Awards Granted in Prior Fiscal Year to Applicable Fiscal Year End Fair Value ($)	Average Change from Prior Year End Fair Value of Awards Granted in Prior Fiscal Year That Vested in Applicable Fiscal Year to Vesting Date Fair Value ($)	Average Deduction for Awards Forfeited During Applicable Fiscal Year ($)	Average Deduction for Stock Awards Column in SCT ($)	Average Deduction for Change in Pension Value in SCT ($)	Average Increase for Service Cost for Pension Plan ($)
2025	1,426,818	—	67,997	44,785	—	(587,983)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Relative TSR	Adjusted EBITDA	Safety (DART)
Growth Backlog	Free Cash Flow	Safety (TRIR)
Return on Net Assets

Total Shareholder Return Amount				$ 112.15	85.43
Peer Group Total Shareholder Return Amount				241.05	139.84
Net Income (Loss)				$ 22,395,000	$ (6,724,000)
Company Selected Measure Amount				237,486,000	233,508,000
Additional 402(v) Disclosure	Compensation Actually Paid (“CAP”) was calculated according to the SEC’s definition of CAP as directed by Item 402(v) of Regulation S-K, and is not the same as compensation received. To calculate CAP to Mr. Brown, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation: Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (assuming dividend reinvestment) and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. Because we went public during 2024, the “measurement point” for purposes of calculating 2024 TSR and peer group TSR began on the date of our registration under Section 12 of the Exchange Act, which date was April 18, 2024.
(9)Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s compensation peer group disclosed in our CD&A within the section titled “Executive Compensation - Compensation Discussion and Analysis - How We Determine Amounts Paid for Each Element of Compensation” that was used for setting 2025 executive compensation. NV5 Global, Inc was acquired in 2025 and is not included in the 2025 TSR calculation. Centuri updated its peer group in Fiscal 2024. The previous peer group included the companies described in footnote 9 excluding APi Group Corporation, Arcosa, Inc., Construction Partners, Inc. and NV5 Global, Inc. and included EMCOR Group Inc, KBR, Inc., Team, Inc. and Tetra Tech, Inc. The peer group was adjusted to improve size positions and to better align the peer group to the Company’s business operations. The TSR for the Company’s prior compensation peer group was 135.71 and 154.46 in 2024 and 2025, respectively.
				Net income (loss) attributable to Common Stock in this column is the Company’s GAAP consolidated net income (loss) attributable to Common Stock reflected in the Company’s audited financial statements for the applicable year. Amounts shown in thousands (000s).
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Non-GAAP Measure Description				The Company-Selected Measure is Adjusted EBITDA, which is a non-GAAP measure. The measure reflects addbacks for certain one-time costs such as Separation-related costs, acquisition costs (net of current year contributions from Connect), other professional fees, CEO transition costs, severance, A/R securitization transaction fees and IPO related costs. Amounts shown in thousands (000s). Adjusted EBITDA for purposes of 2025 compensation differs from Adjusted EBITDA presented in our other filings with the SEC as stock-based compensation is not added back for compensation purposes and Adjusted EBITDA for compensation does not include the contribution from Connect.
Measure:: 2
Pay vs Performance Disclosure
Name				Growth Backlog
Measure:: 3
Pay vs Performance Disclosure
Name				Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name				Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name				Safety (DART)
Measure:: 6
Pay vs Performance Disclosure
Name				Safety (TRIR)
Measure:: 7
Pay vs Performance Disclosure
Name				Return on Net Assets
Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,265,042	$ 2,080,755
PEO Actually Paid Compensation Amount				7,119,991	1,990,245
PEO Name						Mr. Brown
Caudill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	2,509,985
PEO Actually Paid Compensation Amount				0	2,518,143
PEO Name		Mr. Caudill
Fehrman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	5,311,609
PEO Actually Paid Compensation Amount				0	683,042
PEO Name			Mr. Fehrman
Daily [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	2,419,538
PEO Actually Paid Compensation Amount				0	$ 1,319,250
PEO Name	Mr. Daily
PEO | Brown [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,088,786
PEO | Brown [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				294,299
PEO | Brown [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Brown [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				156,787
PEO | Brown [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Brown [Member] | Deduction For Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,684,923)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,426,818
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				67,997
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				44,785
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Deduction For Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(587,983)
Non-PEO NEO | Deduction For Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount